ACCOUNTS PAYABLE AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER LIABILITIES	ACCOUNTS PAYABLE AND OTHER LIABILITIES
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities	$2,269	$2,537
Loans and notes payable	921	172
Derivative liabilities	252	289
Deferred revenue	366	342
Lease liabilities(1)	43	43
Other liabilities	38	43
Total accounts payable and other liabilities	$3,889	$3,426
(1)See Note 14, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.